INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Intangible assets
Intangible assets, gross	¥ 302,322		¥ 119,822
Less: accumulated amortization	(43,093)		(27,253)
Intangible assets, net	259,229		92,569
Amortization of intangible assets	15,840	¥ 10,070
Customer relationships
Intangible assets
Intangible assets, gross	280,822		104,322
Favorable lease
Intangible assets
Intangible assets, gross	15,500		¥ 15,500
Others
Intangible assets
Intangible assets, gross	¥ 6,000